Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Summary of Balances of Significant Transactions

		06.30.2023		12.31.2022

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	40	2	21	10
Other associates and joint ventures	78	5	72	21
Subtotal	118	7	93	31
Brazilian government – Parent and its controlled entities
Government bonds	1,830	−	1,689	−
Banks controlled by the Brazilian Government	13,992	1,812	11,811	1,567
Petroleum and alcohol account - receivables from the Brazilian Government	682	−	602	−
Brazilian Federal Government (1)	−	2,208	−	1,422
Pré-Sal Petróleo S.A. – PPSA	−	64	−	57
Others	92	88	58	71
Subtotal	16,596	4,172	14,160	3,117
Petros	79	211	56	301
Total	16,793	4,390	14,309	3,449
Current	2,679	2,734	2,603	2,119
Non-Current	14,114	1,656	11,706	1,330

(1)	It includes amounts related to lease liabilities.

Summary of income/expenses of significant transactions

	2023	2022	2023	2022
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Joint ventures and associates
State-controlled gas distributors (joint ventures) (1)	−	1,196	−	622
Petrochemical companies (associates)	1,704	2,457	815	1,332
Other associates and joint ventures	20	89	11	60
Subtotal	1,724	3,742	826	2,014
Brazilian government – Parent and its controlled entities
Government bonds	107	93	54	51
Banks controlled by the Brazilian Government	(18)	(30)	(24)	(51)
Petroleum and alcohol account - receivables from the Brazilian Government	28	46	17	27
Brazilian Federal Government	(142)	(77)	(125)	(77)
Pré-Sal Petróleo S.A. – PPSA	(133)	(171)	(23)	(132)
Others	(109)	(5)	(70)	(16)
Subtotal	(267)	(144)	(171)	(198)
Petros	(9)	−	(5)	−
Total	1,448	3,598	650	1,816
Revenues, mainly sales revenues	1,714	3,800	820	2,019
Purchases and services	4	5	2	1
Income (expenses)	(242)	(245)	(94)	(156)
Foreign exchange and inflation indexation charges, net	(214)	(31)	(171)	(43)
Finance income (expenses), net	186	69	93	(5)
Total	1,448	3,598	650	1,816

(1)	In July 2022, the Company disposed its entire interest in Gaspetro.

Schedule of related-party transactions

		Jan-Jun/2023			Jan-Jun/2022
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.4	−	1.4	1.3	−	1.3
Social security and other employee-related taxes	0.4	−	0.4	0.4	−	0.4
Post-employment benefits (pension plan)	0.1	−	0.1	0.2	−	0.2
Benefits due to termination of tenure	0.5	−	0.5	0.1	−	0.1
Total compensation recognized in the statement of income	2.4	−	2.4	2.0	−	2.0
Total compensation paid (1)	5.2	−	5.2	4.1	−	4.1
Monthly average number of members in the period	9.00	11.00	20.00	9.00	11.00	20.00
Monthly average number of paid members in the period	9.00	5.67	14.67	9.00	2.83	11.83

(1)	It includes Variable Compensation Program (PPP) for Executive Officers.